Debt Obligations Level 3 (Tables)	12 Months Ended
Dec. 31, 2013
Debt and Capital Lease Obligations [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding at December 31 is as follows:

	2013		2012
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
ABL Facility	$—	$—	$—	$—
Senior Secured Credit Facilities:
Floating rate term loans due 2015 at 4.1% at December 31, 2012	—	—	895	15
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020 (includes $7 of unamortized debt premium at December 31, 2013)	1,557	—	450	—
8.875% Senior Secured Notes due 2018 (includes $4 and $6 of unamortized discount at December 31, 2013 and 2012, respectively)	1,196	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014 at 4.9% at December 31, 2012	—	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	40	20	60	2
Other Borrowings:
Australia Facility due 2014 at 4.8% and 6.1% at December 31, 2013 and 2012, respectively	—	35	31	5
Brazilian bank loans at 7.5% and 8.1% at December 31, 2013 and 2012, respectively	13	45	18	41
Capital Leases	9	1	10	1
Other at 4.8% and 3.8% at December 31, 2013 and 2012, respectively	13	8	4	12
Total	$3,665	$109	$3,419	$76

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled Maturities
Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2013 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2014	$108	$31	$2
2015	29	27	2
2016	28	22	2
2017	8	16	2
2018	1,201	10	2
2019 and thereafter	2,387	16	6
Total minimum payments	$3,761	$122	16
Less: Amount representing interest			(6)
Present value of minimum payments			$10